Taxation (Details) - Schedule of Changes in Valuation Allowance - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Changes in Valuation Allowance [Abstract]
Balance at beginning of the period	$ 7,577	$ 2,314
Additions	1,268	5,436
Foreign currency translation adjustments	(370)	(173)
Balance at end of the period	$ 8,475	$ 7,577